CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (6,293)	$ (6,584)
Loss (income) from discontinued operations	(273)	(105)
Loss from continuing operations	(6,566)	(6,689)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	139	143
Decrease (increase) in trade receivables	(97)	3
Decrease (increase) in other accounts receivable and prepaid expenses	118	37
Accrued severance pay, net		(7)
Stock-based compensation to employees	467	158
Revaluation of warrants related to share purchase agreement	(56)	355
Increase (decrease) in trade payables	337	(139)
Increase (decrease) in other accounts payable and accruals	436	(813)
Other		2,050
Net cash used in operating activities from continuing operation	(5,222)	(4,902)
Net cash provided by operating activities from discontinued operations	632
Net cash used in operating activities	(4,590)	(4,902)
Cash flows from investing activities:
Purchase of property and equipment	(290)	(27)
Proceeds from sale of property and equipment		60
Investment in short-term bank deposits	(9,850)
Increase in prepaid expenses for car leasing		(4)
Decrease (increase) in restricted cash	(1)	5
Net cash (used in) provided by investing activities from continuing operations	(10,141)	34
Net cash used in investing activities from discontinued operations
Net cash (used in) provided by investing activities	(10,141)	34
Cash flows from financing activities:
Repayment of capital lease		(21)
Issuance of shares, net	2,864	8,811
Exercise of warrants and options		1,556
Issuance of convertible loan		1,750
Repayment of convertible loan		(1,450)
Net cash provided by financing activities from continuing operation	2,864	10,646
Net cash provided by financing activities from discounted operation
Net cash provided by financing activities	2,864	10,646
(Decrease) increase in cash and cash equivalents	(11,867)	5,778
Cash and cash equivalents at beginning of period	30,798	735
Cash and cash equivalents at end of period	18,931	6,513
Supplemental disclosure:
Exercise of warrants		$ 1,494